BENEFIT PLAN (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Postemployment Benefits [Abstract]
BENEFIT PLAN
NOTE 20 – BENEFIT PLAN
The Company maintains a safe harbor 401(k) retirement plan for the benefit of its employees. The plan allows participants to make contributions subject to certain limitations. Company matching contributions were $96,000 and $158,000 for the three months ended March 31, 2024 and 2023, respectively.

NOTE 21 – BENEFIT PLAN
The Company maintains a safe harbor 401(k) retirement plan for the benefit of its employees. The plan allows participants to make contributions subject to certain limitations. Company matching contributions were $529,000 and $502,000 for the years ended December 31, 2023 and 2022, respectively.